Shareholders' Equity - Additional Information (Details) - KRW (₩)	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Common stock, shares authorized	200,000,000	200,000,000
Common Stock, Value, Outstanding	₩ 10,000	₩ 10,000